John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 95.5%		$2,139,225,635
(Cost $1,839,367,655)
Australia 0.9%		20,081,692
Rio Tinto, Ltd.	204,895	20,081,692
Austria 0.4%		9,346,127
ANDRITZ AG	169,759	9,346,127
Bermuda 1.5%		34,034,205
Everest Re Group, Ltd.	134,613	34,034,205
Canada 2.6%		57,947,844
Cenovus Energy, Inc.	4,324,717	36,085,527
Kinross Gold Corp.	2,239,306	14,689,847
West Fraser Timber Company, Ltd.	99,993	7,172,470
China 1.1%		24,540,087
Angang Steel Company, Ltd., H Shares	19,536,000	13,356,179
Topsports International Holdings, Ltd. (A)	8,014,000	11,183,908
Finland 2.7%		60,023,170
Metso Outotec OYJ	1,783,249	20,247,309
Nordea Bank ABP	1,444,747	16,918,582
Sampo OYJ, A Shares	474,919	22,857,279
France 14.7%		328,116,229
Airbus SE (B)	198,646	27,248,120
AXA SA	716,086	18,544,572
BNP Paribas SA	502,539	30,644,519
Capgemini SE	85,751	18,535,385
Cie de Saint-Gobain	361,026	25,805,621
Eiffage SA	337,376	34,393,800
Imerys SA	348,367	16,136,456
Klepierre SA (B)	662,819	16,048,192
Rexel SA (B)	1,830,179	38,638,729
Sanofi	3,279,893	58,315,467
TotalEnergies SE	1,004,552	43,805,368
Germany 7.3%		163,354,785
Allianz SE	137,490	34,175,099
Deutsche Post AG	259,918	17,615,022
Deutsche Telekom AG	1,587,304	32,943,286
Hannover Rueck SE	133,774	22,485,275
HeidelbergCement AG	145,879	12,927,515
Rheinmetall AG	88,367	8,479,712
Siemens AG	222,573	34,728,876
Greece 0.6%		14,001,233
Hellenic Telecommunications Organization SA	767,259	14,001,233
Hong Kong 0.8%		18,050,346
WH Group, Ltd. (A)	21,785,000	18,050,346
India 0.3%		7,634,333
HDFC Bank, Ltd., ADR	108,181	7,634,333
Ireland 1.0%		21,637,723
CRH PLC	432,934	21,637,723
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Isle of Man 0.7%		$16,063,712
Entain PLC (B)	637,033	16,063,712
Italy 0.8%		18,658,872
Enel SpA	2,024,712	18,658,872
Japan 15.7%		352,078,342
Asahi Group Holdings, Ltd.	336,400	15,136,159
Fuji Corp.	687,100	16,169,209
Hitachi, Ltd.	356,100	20,482,594
Honda Motor Company, Ltd.	1,234,200	39,639,877
Komatsu, Ltd.	1,181,600	29,609,768
Kyudenko Corp.	380,500	13,559,982
Mitsubishi Gas Chemical Company, Inc.	697,700	14,533,720
Nihon Unisys, Ltd.	466,300	14,060,776
Resona Holdings, Inc.	7,269,200	27,293,527
Sanwa Holdings Corp.	724,000	8,810,629
Sony Group Corp.	272,000	28,414,886
Sumitomo Heavy Industries, Ltd.	832,400	23,055,612
Sumitomo Mitsui Financial Group, Inc.	1,294,300	43,629,667
Tosoh Corp.	1,051,600	18,454,601
TS Tech Company, Ltd.	799,400	11,892,921
Yamaha Motor Company, Ltd.	1,091,600	27,334,414
Macau 0.3%		7,256,983
Wynn Macau, Ltd. (B)	5,662,400	7,256,983
Netherlands 4.6%		103,898,208
ING Groep NV	2,373,489	30,453,623
Royal Dutch Shell PLC, A Shares	1,578,863	31,736,830
Stellantis NV	2,172,130	41,707,755
Norway 1.5%		32,915,467
DNB Bank ASA (B)	708,261	14,502,660
Norsk Hydro ASA	2,767,595	18,412,807
South Korea 6.8%		153,297,371
Hana Financial Group, Inc.	754,015	28,447,967
KB Financial Group, Inc.	576,229	25,593,734
KT Corp., ADR	686,261	9,875,296
POSCO	43,100	13,708,251
Samsung Electronics Company, Ltd.	566,617	38,720,561
SK Telecom Company, Ltd.	141,072	36,951,562
Spain 0.6%		12,753,218
Applus Services SA	1,324,732	12,753,218
Sweden 3.5%		77,952,554
Svenska Handelsbanken AB, A Shares	2,649,472	29,857,727
Volvo AB, B Shares	2,039,491	48,094,827
Switzerland 13.0%		291,076,350
Adecco Group AG	367,279	21,994,924
Glencore PLC (B)	11,596,872	52,083,608
Novartis AG	594,271	54,957,243
Roche Holding AG	168,961	65,271,694
STMicroelectronics NV	816,788	33,614,010
UBS Group AG	3,833,192	63,154,871
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom 10.6%		$236,813,000
BAE Systems PLC	1,697,110	13,606,733
Coca-Cola Europacific Partners PLC	700,715	43,486,373
GlaxoSmithKline PLC	825,594	16,300,483
IMI PLC	1,296,380	31,716,008
Melrose Industries PLC	9,287,541	20,639,554
NatWest Group PLC	4,043,247	11,348,322
Nomad Foods, Ltd. (B)	442,809	11,566,171
Persimmon PLC	410,073	16,541,471
Tesco PLC	9,055,063	29,315,063
Travis Perkins PLC (B)	1,788,114	42,292,822
United States 3.5%		77,693,784
Applied Materials, Inc.	149,734	20,952,279
Envista Holdings Corp. (B)	768,596	33,111,116

FMC Corp.	220,948	23,630,389
Preferred securities 1.4%		$32,000,646
(Cost $27,692,022)
Germany 1.4%		32,000,646
Volkswagen AG	131,381	32,000,646

	Yield (%)	Shares	Value
Short-term investments 2.4%			$53,613,823
(Cost $53,613,823)
Short-term funds 2.4%			53,613,823
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.0100(C)	53,613,823	53,613,823

Total investments (Cost $1,920,673,500) 99.3%	$2,224,840,104
Other assets and liabilities, net 0.7%	15,545,567
Total net assets 100.0%	$2,240,385,671

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Industrials	23.2%
Financials	20.5%
Materials	11.1%
Consumer discretionary	10.4%
Health care	10.2%
Information technology	5.5%
Consumer staples	5.3%
Energy	5.0%
Communication services	4.2%
Utilities	0.8%
Real estate	0.7%
Short-term investments and other	3.1%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$20,081,692	—	$20,081,692	—
Austria	9,346,127	—	9,346,127	—
Bermuda	34,034,205	$34,034,205	—	—
Canada	57,947,844	57,947,844	—	—
China	24,540,087	—	24,540,087	—
Finland	60,023,170	—	60,023,170	—
France	328,116,229	—	328,116,229	—
Germany	163,354,785	—	163,354,785	—
Greece	14,001,233	—	14,001,233	—
Hong Kong	18,050,346	—	18,050,346	—
India	7,634,333	7,634,333	—	—
Ireland	21,637,723	—	21,637,723	—
Isle of Man	16,063,712	—	16,063,712	—
Italy	18,658,872	—	18,658,872	—
Japan	352,078,342	—	352,078,342	—
Macau	7,256,983	—	7,256,983	—
Netherlands	103,898,208	—	103,898,208	—
Norway	32,915,467	—	32,915,467	—
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	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$153,297,371	$9,875,296	$143,422,075	—
Spain	12,753,218	—	12,753,218	—
Sweden	77,952,554	—	77,952,554	—
Switzerland	291,076,350	—	291,076,350	—
United Kingdom	236,813,000	55,052,544	181,760,456	—
United States	77,693,784	77,693,784	—	—
Preferred securities	32,000,646	—	32,000,646	—
Short-term investments	53,613,823	53,613,823	—	—
Total investments in securities	$2,224,840,104	$295,851,829	$1,928,988,275	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$23,714,935	$493,482,078	$(517,189,361)	$(10,598)	$2,946	$369,052	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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